Securities - Schedule of Fair Value of Debt Securities Measured and Equity Securities Designated at FVOCI (Detail) - CAD ($) $ in Millions	Jan. 31, 2026	Oct. 31, 2025
Debt Securities [member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total	$ 91,107	$ 87,842
Gross unrealized gains on FVOCI securities	331	176
Gross unrealized losses on FVOCI securities	(100)	(133)
Financial assets measured at fair value through other comprehensive income	91,338	87,885
Unrealized gain losses on FVOCI securities [member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total	92,088	88,821
Gross unrealized gains on FVOCI securities	401	241
Gross unrealized losses on FVOCI securities	(126)	(157)
Financial assets measured at fair value through other comprehensive income	92,363	88,905
Unrealized gain losses on FVOCI securities [member] | Canadian federal government [member] | Debt Securities [member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total	16,298	15,531
Gross unrealized gains on FVOCI securities	34	9
Gross unrealized losses on FVOCI securities	(7)	(17)
Financial assets measured at fair value through other comprehensive income	16,325	15,523
Unrealized gain losses on FVOCI securities [member] | Other Canadian governments [member] | Debt Securities [member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total	16,477	16,484
Gross unrealized gains on FVOCI securities	158	50
Gross unrealized losses on FVOCI securities	(40)	(41)
Financial assets measured at fair value through other comprehensive income	16,595	16,493
Unrealized gain losses on FVOCI securities [member] | U.S. Treasury and agencies [member] | Debt Securities [member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total	33,704	33,345
Gross unrealized gains on FVOCI securities	67	64
Gross unrealized losses on FVOCI securities	(36)	(58)
Financial assets measured at fair value through other comprehensive income	33,735	33,351
Unrealized gain losses on FVOCI securities [member] | Other foreign governments [member] | Debt Securities [member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total	8,560	7,727
Gross unrealized gains on FVOCI securities	35	31
Gross unrealized losses on FVOCI securities	(1)	(2)
Financial assets measured at fair value through other comprehensive income	8,594	7,756
Unrealized gain losses on FVOCI securities [member] | Mortgage backed securities [member] | Debt Securities [member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total	3,929	3,716
Gross unrealized gains on FVOCI securities	9	5
Gross unrealized losses on FVOCI securities	(11)	(12)
Financial assets measured at fair value through other comprehensive income	3,927	3,709
Unrealized gain losses on FVOCI securities [member] | Asset backed securities [member] | Debt Securities [member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total	1,744	947
Gross unrealized gains on FVOCI securities	4
Financial assets measured at fair value through other comprehensive income	1,748	947
Unrealized gain losses on FVOCI securities [member] | Corporate and other debt [member] | Debt Securities [member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total	10,395	10,092
Gross unrealized gains on FVOCI securities	24	17
Gross unrealized losses on FVOCI securities	(5)	(3)
Financial assets measured at fair value through other comprehensive income	10,414	10,106
Unrealized gain losses on FVOCI securities [member] | Corporate equity [member] | Equity Securities [member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total	981	979
Gross unrealized gains on FVOCI securities	70	65
Gross unrealized losses on FVOCI securities	(26)	(24)
Financial assets measured at fair value through other comprehensive income	$ 1,025	$ 1,020